Operating Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Operating Lease Liabilities [Abstract]
Maturity Analysis of The Undiscounted Cash Flows of The Company's Operating Lease Liabilities
A maturity analysis of the undiscounted cash flows of the Company’s operating lease liabilities as at December 31, 2019 is presented in the following table:

(in thousands)
2020	$1,534
2021	1,534
2022	1,267
2023	1,111
2024	1,111
2025 and thereafter	2,297

Total undiscounted operating lease commitments	$8,854
Less: Discount adjustment	(1,347)

Total operating lease liabilities	$7,507
Less: current portion	(1,178)

Operating lease liabilities, non-current portion	$6,329